Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Philotimo Focused Growth and Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	19.65%	5.16%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%	9.60%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%	4.56%